Operating leases (Tables)	12 Months Ended
Dec. 31, 2022
Operating leases
Schedule of components of lease expenses

	For the Year Ended December 31
	2020	2021	2022
	RMB	RMB	RMB

Operating lease cost	681,841	726,359	729,038
Short‑term lease cost	128,865	467,384	416,215
Variable lease cost	80,015	121,353	150,994
Total lease cost	890,721	1,315,096	1,296,247

Schedule of supplemental cash flows information related to leases

	For the Year Ended December 31
	2020	2021	2022
	RMB	RMB	RMB

Cash payments for operating leases	707,140	761,352	783,337
ROU assets obtained in exchange for operating lease liabilities	1,158,347	910,144	978,608

Schedule of maturities of lease liabilities

As of December 31
2022
RMB

2023	582,029
2024	363,989
2025	238,767
2026	94,642
Thereafter	110,167
Total undiscounted lease payments	1,389,594
Less: imputed interest	(131,690)
Total lease liabilities	1,257,904